Leases - Future Minimum Lease Payments (Finance Leases) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments:
Not later than one year		€ 8	€ 6
Later than one year and not later than five years		20	18
Later than five years		70	67
Total future minimum lease payments		98	91
Less: Future interest charges		70	63
Present value of finance lease commitments		28	28
Future minimum lease payments to be received		0	3
Contingent rent recognized in the income statement	[1]	€ 0	€ 0

[1]	The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.